Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Litigation.
In the ordinary course of business, from time to time, the Company expects to be subject to legal claims and administrative proceedings, none of which are currently outstanding, which the Company believes could have, individually or in the aggregate, a material adverse effect on its business, financial condition or results of operations, liquidity or cash flows.

COMMITMENTS AND CONTINGENCIES
Leases.
The Landlord was assigned ground leases relating to Borgata, MGM National Harbor, and Beau Rivage. Such amounts will be paid by the Tenant pursuant to the Master Lease through 2046 (including renewal periods) for Borgata and National Harbor and through 2036 for Beau Rivage (the end of the lease term). At December 31, 2018, the Company was obligated under non-cancelable
operating leases to make future minimum lease payments, which primarily relate to non-cancelable
minimum lease payments pursuant to the ground leases through 2070 for Borgata, through 2082 for MGM National Harbor, and through 2036 for Beau Rivage, as follows:

Year ending December 31,	(in thousands)
2019	$19,868
2020	21,113
2021	24,996
2022	25,015
2023	24,875
Thereafter	1,310,253

$1,426,120

Litigation.
In the ordinary course of business, from time to time, the Company expects to be subject to legal claims and administrative proceedings, none of which are currently outstanding, which the Company believes could have, individually or in the aggregate, a material adverse effect on its business, financial condition or results of operations, liquidity or cash flows.